Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	December 31, 2019	December 31, 2020
	RMB	RMB
Amount due from Beijing Biztour	1,960,403	—
VAT-input deductible	1,893,650	1,340,830
Income tax refundable	2,800,622	29,529
Advances to employees	1,605,908	253,608
Other current assets	8,229,786	4,347,006
Total prepaid expenses and other current assets	16,490,369	5,970,973